December 3, 2018

TOUCHSTONE VARIABLE SERIES TRUST

TOUCHSTONE CONSERVATIVE ETF FUND
TOUCHSTONE MODERATE ETF FUND
TOUCHSTONE AGGRESSIVE ETF FUND

Supplement to the Prospectus and Statement of Additional Information dated April 30, 2018

Ms. Elizabeth Yakes no longer serves as a portfolio manager to the Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund and Touchstone Aggressive ETF Fund (the “Funds”). Accordingly, all references to Ms. Yakes in the Funds’ Prospectus and Statement of Additional Information are hereby deleted. Messrs. Nathan Palmer and Anthony Wicklund continue to serve as portfolio managers of the Funds.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-1006-TVST-S1-1812